SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-lived asset impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	$ 0	$ 0	$ 0